Basis of Presentation and General Information (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries
The Tanker Fleet contributed by Toro to Robin on April 14, 2025, is listed below.

Company		Country of incorporation	Date of incorporation	Vessel Name	Vessel Type	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	Handysize	36,718	2006	May 31, 2021

Robin Energy Ltd. Predecessor [Member]
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries
The Robin Subsidiaries of Toro which are included in the Company’s combined carve-out financial statements for the periods presented are listed below.

Combined Robin Subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021
2	Xavier Shipping Co. (“Xavier”)(1)	Marshall Islands	04/27/2021	M/T Wonder Formosa	36,660	2006	June 22, 2021

(1)	On September 1, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Formosa for a gross sale price of $18.0 million. The vessel was delivered to its new owners on November 16, 2023.

Charterer Concentration
For the years ended December 31, 2022, 2023 and 2024, all of the Company’s revenue was derived from pool arrangements. Pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), were as follows:

Pool manager	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
A	100%	100%	100%
Total	100%	100%	100%